Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
		Jul. 11, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2026
C000261369
Account Value [Line Items]
Line Graph and Table Measure Name												GQG US Equity ETF
Accumulated Value		$ 10,000	$ 9,904	$ 10,112	$ 10,096	$ 9,584	$ 10,036	$ 9,923	$ 10,295	$ 11,103	$ 10,869
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											S&P 500 Index (USD) (TR)
Accumulated Value		$ 10,000	$ 10,131	$ 10,336	$ 10,714	$ 10,965	$ 10,991	$ 10,998	$ 11,158	$ 11,073	$ 10,521

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.